Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Lease income—net investment in leases
Interest income		¥ 80,810	¥ 73,379	¥ 69,718
Other		2,568	2,598	2,113
Lease income – operating leases	[1]	499,541	450,454	397,065
Total lease income		¥ 582,919	¥ 526,431	¥ 468,896
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues	Revenues

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥15,459 million, ¥17,912 million and ¥25,699 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥10,899 million, ¥22,236 million and ¥31,233 million for fiscal 2021, 2022 and 2023, respectively.